Insurance Net Investment Result - Summary of Insurance Net Investment Result (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of insurance net investment result [line items]
Interest revenue on financial instruments calculated using the effective interest method	€ 3,320	€ 3,325	€ 3,336
Interest revenue on financial instruments measured at FVPL	(217)	(186)	(89)
Other investment income	(825)	(729)	(550)
Impairment (losses) / reversals	63	229	90
Gains / (losses) on investments in equity instruments (FVOCI)	0	1	0
Unrealized gains / (losses) on financial assets (FVOCI)	18	(47)	(117)
Interest accreted to insurance / reinsurance contracts	9,423	9,790	10,226
Changes in risk of non-performance of reinsurers			(12)
Total insurance/ reinsurance finance income / (expenses)			1,048
Amounts recognized in profit or loss	(20,227)	(16,506)	(17,650)
Amounts recognized in OCI	(833)	2,250	(1,626)
Amounts recognized in profit or loss	564	611	699
Amounts recognized in OCI	119	(556)	349
Insurance net investment result	1,214	697	415
Amounts recognized in profit or loss	285	34	(196)
Amounts recognized in OCI	929	663	611
Insurance contracts issued [member]
Disclosure of insurance net investment result [line items]
Interest accreted to insurance / reinsurance contracts	(9,391)	(9,747)	(10,190)
Total insurance/ reinsurance finance income / (expenses)	(21,059)	(14,256)	(19,276)
Insurance contracts issued [member] | General model [member]
Disclosure of insurance net investment result [line items]
Interest accreted to insurance / reinsurance contracts	(3,021)	(3,096)	(3,098)
Interest rate and other financial assumption changes	(1,771)	1,921	(1,587)
Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates	129	(121)	(421)
Insurance contracts issued [member] | Variable fee approach [member]
Disclosure of insurance net investment result [line items]
Change in fair value of underlying assets	(17,232)	(14,990)	(15,651)
Change in fulfilment value - risk mitigation option	836	2,029	1,493
Insurance contracts issued [member] | Premium allocation approach [member]
Disclosure of insurance net investment result [line items]
Insurance finance expenses from PAA contracts			(12)
Reinsurance contracts held [member]
Disclosure of insurance net investment result [line items]
Interest accreted to insurance / reinsurance contracts	580	606	630
Interest rate and other financial assumption changes	183	(627)	283
Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates	(82)	82	148
Changes in risk of non-performance of reinsurers	2	(5)
Total insurance/ reinsurance finance income / (expenses)	683	55
Insurance Contracts With Direct Participating Features [Member]
Disclosure of insurance net investment result [line items]
Amounts recognized in profit or loss	(13,488)	(10,699)	(12,244)
Amounts recognized in OCI	8	9	7
Amounts recognized in profit or loss	0
Amounts recognized in OCI	0
Insurance net investment result	935	514	285
Amounts recognized in profit or loss	927	505	278
Amounts recognized in OCI	8	9	7
Insurance Contracts With Direct Participating Features [Member] | Insurance contracts issued [member]
Disclosure of insurance net investment result [line items]
Total insurance/ reinsurance finance income / (expenses)	(13,480)	(10,690)	(12,237)
Insurance Contracts With Direct Participating Features [Member] | Insurance contracts issued [member] | General model [member]
Disclosure of insurance net investment result [line items]
Interest accreted to insurance / reinsurance contracts	0
Interest rate and other financial assumption changes	0
Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates	0
Insurance Contracts With Direct Participating Features [Member] | Insurance contracts issued [member] | Variable fee approach [member]
Disclosure of insurance net investment result [line items]
Change in fair value of underlying assets	(14,316)	(12,719)	(13,730)
Change in fulfilment value - risk mitigation option	836	2,029	1,493
Insurance Contracts With Direct Participating Features [Member] | Reinsurance contracts held [member]
Disclosure of insurance net investment result [line items]
Interest accreted to insurance / reinsurance contracts	0
Interest rate and other financial assumption changes	0
Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates	0
Changes in risk of non-performance of reinsurers	0
Total insurance/ reinsurance finance income / (expenses)	0
Insurance Contracts Without Direct Participating Features [Member]
Disclosure of insurance net investment result [line items]
Changes in risk of non-performance of reinsurers			(12)
Total insurance/ reinsurance finance income / (expenses)			1,048
Amounts recognized in profit or loss	(3,823)	(3,537)	(3,485)
Amounts recognized in OCI	(841)	2,241	(1,633)
Amounts recognized in profit or loss	564	611	699
Amounts recognized in OCI	119	(556)	349
Insurance net investment result	292	183	165
Amounts recognized in profit or loss	(629)	(472)	(440)
Amounts recognized in OCI	921	655	604
Insurance Contracts Without Direct Participating Features [Member] | Insurance contracts issued [member]
Disclosure of insurance net investment result [line items]
Total insurance/ reinsurance finance income / (expenses)	(4,663)	(1,296)	(5,118)
Insurance Contracts Without Direct Participating Features [Member] | Insurance contracts issued [member] | General model [member]
Disclosure of insurance net investment result [line items]
Interest accreted to insurance / reinsurance contracts	(3,021)	(3,096)	(3,098)
Interest rate and other financial assumption changes	(1,771)	1,921	(1,587)
Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates	128	(121)	(421)
Insurance Contracts Without Direct Participating Features [Member] | Insurance contracts issued [member] | Variable fee approach [member]
Disclosure of insurance net investment result [line items]
Change in fair value of underlying assets	0
Change in fulfilment value - risk mitigation option	0
Insurance Contracts Without Direct Participating Features [Member] | Insurance contracts issued [member] | Premium allocation approach [member]
Disclosure of insurance net investment result [line items]
Insurance finance expenses from PAA contracts			(12)
Insurance Contracts Without Direct Participating Features [Member] | Reinsurance contracts held [member]
Disclosure of insurance net investment result [line items]
Interest accreted to insurance / reinsurance contracts	580	606	630
Interest rate and other financial assumption changes	183	(627)	283
Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates	(82)	82	148
Changes in risk of non-performance of reinsurers	2	(5)
Total insurance/ reinsurance finance income / (expenses)	683	55
Investment Contracts With Direct Participating Features [Member]
Disclosure of insurance net investment result [line items]
Amounts recognized in profit or loss	(2,916)	(2,270)	(1,921)
Amounts recognized in OCI	0
Amounts recognized in profit or loss	0
Amounts recognized in OCI	0
Insurance net investment result	(13)	0	(34)
Amounts recognized in profit or loss	(13)	0	(34)
Amounts recognized in OCI	0
Investment Contracts With Direct Participating Features [Member] | Insurance contracts issued [member]
Disclosure of insurance net investment result [line items]
Total insurance/ reinsurance finance income / (expenses)	(2,916)	(2,270)	(1,921)
Investment Contracts With Direct Participating Features [Member] | Insurance contracts issued [member] | General model [member]
Disclosure of insurance net investment result [line items]
Interest accreted to insurance / reinsurance contracts	0
Interest rate and other financial assumption changes	0
Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates	0
Investment Contracts With Direct Participating Features [Member] | Insurance contracts issued [member] | Variable fee approach [member]
Disclosure of insurance net investment result [line items]
Change in fair value of underlying assets	(2,916)	(2,270)	(1,921)
Change in fulfilment value - risk mitigation option	0
Investment Contracts With Direct Participating Features [Member] | Reinsurance contracts held [member]
Disclosure of insurance net investment result [line items]
Interest accreted to insurance / reinsurance contracts	0
Interest rate and other financial assumption changes	0
Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates	0
Changes in risk of non-performance of reinsurers	0
Total insurance/ reinsurance finance income / (expenses)	0
Insurance investment return [member]
Disclosure of insurance net investment result [line items]
Interest revenue on financial instruments calculated using the effective interest method	2,683	2,720	2,738
Interest revenue on financial instruments measured at FVPL	615	637	737
Other investment income	1,198	1,340	1,283
Results from financial transactions	15,632	11,593	12,302
Impairment (losses) / reversals	(46)	(190)	(86)
Interest expense	(135)	(171)	(218)
Profit or loss impacts	19,948	15,929	16,756
Gains / (losses) on investments in equity instruments (FVOCI)		1
Unrealized gains / (losses) on financial assets (FVOCI)	1,331	(1,101)	1,311
Realized gains / (losses) on disposal of financial assets(FVOCI)	312	70	577
OCI impacts	1,643	(1,030)	1,888
Total insurance investment return	21,590	14,899	18,644
Insurance investment return [member] | Insurance Contracts With Direct Participating Features [Member]
Disclosure of insurance net investment result [line items]
Interest revenue on financial instruments calculated using the effective interest method	0
Interest revenue on financial instruments measured at FVPL	234	197	231
Other investment income	785	816	845
Results from financial transactions	13,395	10,192	11,446
Impairment (losses) / reversals	0
Interest expense	0
Profit or loss impacts	14,415	11,204	12,523
Unrealized gains / (losses) on financial assets (FVOCI)	0
Realized gains / (losses) on disposal of financial assets(FVOCI)	0
OCI impacts	0
Total insurance investment return	14,415	11,204	12,523
Insurance investment return [member] | Insurance Contracts Without Direct Participating Features [Member]
Disclosure of insurance net investment result [line items]
Interest revenue on financial instruments calculated using the effective interest method	2,683	2,720	2,738
Interest revenue on financial instruments measured at FVPL	248	308	369
Other investment income	10	10	11
Results from financial transactions	(131)	(223)	(467)
Impairment (losses) / reversals	(46)	(190)	(86)
Interest expense	(135)	(171)	(218)
Profit or loss impacts	2,630	2,454	2,347
Gains / (losses) on investments in equity instruments (FVOCI)		1
Unrealized gains / (losses) on financial assets (FVOCI)	1,331	(1,101)	1,311
Realized gains / (losses) on disposal of financial assets(FVOCI)	312	70	577
OCI impacts	1,643	(1,030)	1,888
Total insurance investment return	4,272	1,424	4,235
Insurance investment return [member] | Investment Contracts With Direct Participating Features [Member]
Disclosure of insurance net investment result [line items]
Interest revenue on financial instruments calculated using the effective interest method	0
Interest revenue on financial instruments measured at FVPL	133	132	137
Other investment income	403	514	427
Results from financial transactions	2,367	1,624	1,322
Impairment (losses) / reversals	0
Interest expense	0
Profit or loss impacts	2,903	2,271	1,886
Unrealized gains / (losses) on financial assets (FVOCI)	0
Realized gains / (losses) on disposal of financial assets(FVOCI)	0
OCI impacts	0
Total insurance investment return	€ 2,903	€ 2,271	€ 1,886